As filed with the U.S. Securities and Exchange Commission on April 5, 2018
File No. 333-170422
811-22492
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	16	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	19	[X]

(Check appropriate box or boxes)

MainGate Trust
(Exact name of Registrant as Specified in Charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Address of Principal Executive Offices)

 (Registrant's Telephone Number, including Area Code) - (901) 537-1866

Geoffrey P. Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Name and address of agent for Service)

With copies to:

Dee Anne Sjögren
Thompson Coburn LLP
One US Bank Plaza
St. Louis, Missouri 63101
(314) 552-6295

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 16 to the Registration Statement of MainGate Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 15 on Form N‑1A filed March 28, 2018.  This PEA No. 16 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 15 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 16 to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee on the 5th day of April, 2018.

MainGate Trust

By: /s/ Matthew G. Mead
Matthew G. Mead
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Matthew G. Mead	Trustee and President	April 5, 2018
Matthew G. Mead

/s/ Geoffrey P. Mavar	Trustee and Chief Financial Officer	April 5, 2018
Geoffrey P. Mavar

/s/ Robert A. Reed* Robert A. Reed	Trustee	April 5, 2018

/s/ Darrison N. Wharton* Darrison N. Wharton	Trustee	April 5, 2018

/s/ David C. Burns* David C. Burns	Trustee	April 5, 2018

/s/ Marshall K.Gramm* Marshall K.Gramm	Trustee	April 5, 2018

/s/ Barry Samuels* Barry Samuels	Trustee	April 5, 2018

/s/ Moss W. Davis* Moss W. Davis	Trustee	April 5, 2018

By: /s/ Geoffrey P. Mavar
Attorney-in-fact

*Signed pursuant to power of attorney filed in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on February 4, 2011.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE